Exhibit 99.1

Nissan Auto Receivables 2011-A Owner Trust
Monthly Servicer's Certificate
for the month of April 2011

Collection Period	Apr-11	30/360 Days	21
Distribution Date	16-May-11	Actual/360 Days	21

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,295,905,565.09	1,295,905,565.09	1,265,375,636.29
YSOC		42,547,591.12	42,547,591.12	41,052,585.30
Total Adjusted Portfolio		1,253,357,973.97	1,253,357,973.97	1,224,323,050.99	0.976834
Total Adjusted Securities		1,253,357,973.97	1,253,357,973.97	1,224,323,050.99	0.976834
Class A-1 Notes	0.26128%	252,100,000.00	252,100,000.00	223,065,077.02	0.884828
Class A-2 Notes	0.65000%	382,100,000.00	382,100,000.00	382,100,000.00	1.000000
Class A-3 Notes	1.18000%	304,000,000.00	304,000,000.00	304,000,000.00	1.000000
Class A-4 Notes	1.94000%	261,890,000.00	261,890,000.00	261,890,000.00	1.000000
Certificates	0.00000%	53,267,973.97	53,267,973.97	53,267,973.97	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	29,034,922.98	38,423.40	115.1722451	0.1524133
Class A-2 Notes	0.00	144,879.58	-	0.3791667
Class A-3 Notes	0.00	209,253.33	-	0.6883333
Class A-4 Notes	0.00	296,372.18	-	1.1316667
Certificates	0.00	0.00	-	-
Total Securities	29,034,922.98	688,928.49

I. COLLECTIONS

Interest:
Interest Collections		2,886,459.87
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,886,459.87

Principal:
Principal Collections		30,293,144.91
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		30,293,144.91

Recoveries of Defaulted Receivables		0.00
Servicer Advances		58,398.35

Total Collections		33,238,003.13

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	60,988	1,253,357,973.97
Total Principal Payment		29,034,922.98
	60,587	1,224,323,050.99

III. DISTRIBUTIONS

Total Collections		33,238,003.13
Reserve Account Draw		0.00
Total Available for Distribution		33,238,003.13

Exhibit 99.1

Nissan Auto Receivables 2011-A Owner Trust
Monthly Servicer's Certificate
for the month of April 2011

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	1,079,921.30
Servicing Fee Paid	1,079,921.30
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	38,423.40

Class A-1 Notes Monthly Interest Paid	38,423.40
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	144,879.58

Class A-2 Notes Monthly Interest Paid	144,879.58
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	209,253.33

Class A-3 Notes Monthly Interest Paid	209,253.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	296,372.18

Class A-4 Notes Monthly Interest Paid	296,372.18
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	688,928.49
Total Note Monthly Interest Paid	688,928.49
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	31,469,153.34

4. Total Monthly Principal Paid on the Notes	29,034,922.98

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	29,034,922.98
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1

Nissan Auto Receivables 2011-A Owner Trust
Monthly Servicer's Certificate
for the month of April 2011

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		2,434,230.36
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		2,434,230.36

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,133,394.93
Required Reserve Account Amount		3,133,394.93
Beginning Reserve Account Balance		3,133,394.93
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,133,394.93

Required Reserve Account Amount for Next Period		3,398,054.43

VI. POOL STATISTICS

Weighted Average Coupon		2.72%
Weighted Average Remaining Maturity		54.90

Principal Recoveries of Defaulted Receivables		0.00
Principal on Defaulted Receivables		236,783.89
Pool Balance at Beginning of Collection Period		1,295,905,565.09
Net Loss Ratio		0.22%

Net Loss Ratio for Second Preceding Collection Period		0.00%
Net Loss Ratio for Preceding Collection Period		0.00%
Net Loss Ratio for Current Collection Period		0.22%
Average Net Loss Ratio		0.22%

Cumulative Net Losses for all Periods		236,783.89

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,876,613.32	136
61-90 Days Delinquent	60,936.49	2
91-120 Days Delinquent	0.00	0
Total Delinquent Receivables:	2,937,549.81	138
61+ Days Delinquencies as Percentage of Receivables	0.00%	0.00%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.00%
Delinquency Ratio for Current Collection Period		0.00%
Average Delinquency Ratio		0.00%

Exhibit 99.1

Nissan Auto Receivables 2011-A Owner Trust
Monthly Servicer's Certificate
for the month of April 2011

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No